Other Assets - Schedule of Other Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Other Assets [Abstract]
Customer incentives	¥ 17,194	¥ 20,504
Incremental costs of obtaining a contract	12,077	8,882
Prepaid expenses	6,905	6,497
Income tax receivables	604	328
Other	931	790
Total	¥ 37,711	¥ 37,001